Derivatives (Summary of Current Replacement Cost of Derivatives by Sector) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	$ 305,424	$ 326,078
Current replacement cost [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	15,247	19,549
Current replacement cost [member] | Canada [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	9,911	12,081
Current replacement cost [member] | United States [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	775	866
Current replacement cost [member] | Other international [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	4,561	6,602
Current replacement cost [member] | Financial [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	4,957	5,389
Current replacement cost [member] | Financial [member] | Canada [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	4,647	5,132
Current replacement cost [member] | Financial [member] | United States [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	38	23
Current replacement cost [member] | Financial [member] | Other international [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	272	234
Current replacement cost [member] | Government [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	6,310	10,085
Current replacement cost [member] | Government [member] | Canada [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	3,594	5,441
Current replacement cost [member] | Government [member] | United States [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	98	189
Current replacement cost [member] | Government [member] | Other international [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	2,618	4,455
Current replacement cost [member] | Other deferred tax assets [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	3,980	4,075
Current replacement cost [member] | Other deferred tax assets [member] | Canada [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	1,670	1,508
Current replacement cost [member] | Other deferred tax assets [member] | United States [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	639	654
Current replacement cost [member] | Other deferred tax assets [member] | Other international [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, gross	$ 1,671	$ 1,913